Note 20 - Concentrations in Sales to Few Customers	12 Months Ended
Dec. 31, 2012
Concentration Risks, Types, No Concentration Percentage [Abstract]
Note 20 - Concentrations in Sales to Few Customers

The largest two customers accounted for 91% and 84% of revenues for the year ended December 31, 2012 and 2011, respectively, as well as, 100% of the Company’s accounts receivable balance at December 31, 2011. An adverse change in the Company’s relationship with these customers could negatively affect the Company’s revenues and their results of operations. One of these customers has received prepaid licensing fees in 2011 for the right to use certain audio/video content through approximately September 30, 2012. We currently have no agreements with them beyond that date, and don’t anticipate any further revenues from this Company.